Basis of Presentation and General information	3 Months Ended
Dec. 31, 2018
Basis of Presentation and General information [Abstract]
Basis of Presentation and General information
1.	Basis of Presentation and General information

Castor Maritime Inc. (“Castor”) was incorporated on September 11, 2017 under the laws of the Republic of the Marshall Islands. As of December 31, 2018, Castor was the sole owner of all outstanding shares of Spetses Shipping Co. (“Spetses”), a company incorporated under the laws of the Marshall Islands on December 13, 2016 and the 100% owner of the Magic P, a 76,453 DWT, 2004 built, Panamax, dry-bulk carrier vessel, which was acquired on February 21, 2017. Castor and Spetses are hereinafter referred to as the “Company”.

The Company is engaged in the worldwide ocean transportation of dry bulk cargoes through its vessel-owning subsidiary. On December 21, 2018, Castor’s common shares began trading on the Norwegian OTC whereas, on February 11, 2019, they began trading on the NASDAQ Stock Market under the ticker symbol “CTRM”.

Castor is controlled by Thalassa Investment Co. S.A. (“Thalassa”), an entity registered in Liberia, which as of December 31, 2018, held 46.8% of the Company's common shares and 100% of the Series B preferred shares and, accordingly, could control the outcome of matters on which stockholders are entitled to vote.  Thalassa is wholly-owned and controlled by Petros Panagiotidis, the Company's Chairman, Chief Executive Officer and Chief Financial Officer.

On September 22, 2017, Castor entered into a share exchange agreement (the “Exchange Agreement”) with the shareholders of Spetses to acquire all of the outstanding common shares of Spetses in exchange for Castor issuing (i) 2,400,000 of common shares proportionally to the then shareholders of Spetses, (ii) 12,000 of Series B preferred shares to Thalassa, and (iii) 480,000 of 9.75% Series A cumulative redeemable perpetual preferred shares to the then shareholders of Spetses excluding Thalassa, all at par value of $0.001 (the “Series A Preferred Shares”). As the Exchange Agreement involved also the issuance of Preferred Shares, being a new and additional class of shares, these have been recorded at fair value. As further discussed in Note 6, the Company recorded a deemed contribution of $2.7 million representing the fair value of the 9.75% Series A cumulative redeemable perpetual preferred shares. The Series B preferred shares were deemed to have a fair value of zero as they have no rights to dividends, do not have redemption/call rights and do not have any redemption features or a liquidation preference. Following the completion of the exchange, Spetses became a wholly owned subsidiary of Castor. Prior to the date of the Exchange Agreement, 100% of Castor’s issued and outstanding common shares were held by Thalassa, and Thalassa also held 52% of the issued and outstanding common shares of Spetses.

As the transaction involved companies under common control, the transaction was accounted at the entities’ historical carrying amounts and in accordance with ASC 805-50-45 whereby the Company's consolidated financial statements present the results of operations for the period in which the transfer occurred as though the transfer of net assets and exchange of equity interests had occurred on the date Spetses was incorporated and as if Spetses was from its date of incorporation a consolidated subsidiary of the Company. Results of operations and cash flows for the period December 13, 2016 to September 30, 2017 comprise those of the previously separate entities combined from the date of their incorporation to the date the transfer was completed and those of the combined operations and cash flows from that date to the end of the period. Hence, the first reporting period of these consolidated financial statements was from December 13, 2016, the date Spetses was incorporated, to September 30, 2017 being the Company's first reporting period and the period from October 1, 2017 to September 30, 2018 is the second fiscal year of the consolidated financial statements.

Change of Fiscal Year

The Company changed its fiscal year end to December 31 from September 30. This transition report is for the three month period of October 1, 2018 through December 31, 2018, which is referred to as the transition period.